                   [NATIONWIDE LIFE INSURANCE COMPANY - LOGO]


                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-3

                               SEMI-ANNUAL REPORT

                                       TO

                                 CONTRACT OWNERS

                                  JUNE 30, 2000











                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

APO-1545-AC (06/00))

                   [NATIONWIDE LIFE INSURANCE COMPANY - LOGO]


                       NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220






                              [PHOTO OF PRESIDENT]








                              PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2000 semi-annual report of the Nationwide Variable Account-3.

During the first half of 2000 fixed income and equity markets took a hiatus from their recent advances. It appears the Federal Reserve's interest rate hikers are accomplishing the intended purpose. Recent economic statistics show some moderation in the areas of home and vehicles sales because of the higher interest costs. And, there are other favorable indications that the Fed may yet "glide" the economy to a soft landing. Inflation remains low. Sustained increases in worker productivity continue to dampen pricing pressures of an increasingly tight labor pool. Corporate profitability growth remains viable. An improving global economy bodes well for U.S. exporting businesses. While all this provides a positive backdrop, we expect the markets will continue jittery and volatile during the second half of the year as uncertainty over further Fed actions persists. However, we believe patient investors in financial assets will be amply rewarded when we move beyond this temporary respite.

Nationwide Life was a forerunner in the variable annuity and variable life insurance business. We continue to develop new and innovative investment products to better meet your financial planning and retirement needs. And, we are equally committed to providing you, our valued customer, the exceptional level of customer service you expect and deserve.

                              /s/ Joseph J. Gasper

                          Joseph J. Gasper, President
                                August 16, 2000

                       HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-3. Rules and regulations of the United States Securities and Exchange Commission and recognized conventions of Generally Accepted Accounting Principals prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNER'S EQUITY

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their market value as of the close of business on June 30, 2000. The mutual funds are listed in alphabetical order. The market value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total market value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners' but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by funds series may be found on page 5. This summary also includes investment return for the reporting period for each fund series.

STATEMENTS OF OPERATIONS AND STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 6 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The INVESTMENT ACTIVITY section shows income to the variable account for reinvested dividends and capital gain distributions paid by the underlying mutual funds. Also shown are the mortality, expense and administration charges which are assessed through the daily unit value calculation and which represent an expense to the variable account and its contract owners. This section also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in market value of the underlying fund shares.

The EQUITY TRANSACTIONS section illustrates the receipt of purchase payments, as new contracts are sold or additional payments made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money.

The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

NOTES TO FINANCIAL STATEMENTS, beginning on page 9, provide further disclosures about the variable account and its underlying contract provisions.

                          NATIONWIDE VARIABLE ACCOUNT-3

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 2000
                                   (UNAUDITED)

ASSETS:

   Investments at market value:

      Van Kampen LIT - Asset Allocation Fund
         2,135,964 shares (cost $24,906,939) .........................     $23,260,646

      Van Kampen LIT - Domestic Income Fund
         450,682 shares (cost $3,751,477) ............................       3,344,061

      Van Kampen LIT - Emerging Growth Fund
         186,622 shares (cost $6,831,323) ............................       9,612,923

      Van Kampen LIT - Enterprise Fund
         1,495,585 shares (cost $29,764,654) .........................      37,793,442

      Van Kampen LIT - Global Equity Fund
         55,304 shares (cost $898,346) ...............................         888,189

      Van Kampen LIT - Government Fund
         330,805 shares (cost $2,984,528) ............................       2,854,847

      Van Kampen LIT - Money Market Fund
         1,983,805 shares (cost $1,983,805) ..........................       1,983,805

      Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio
         24,649 shares (cost $353,396) ...............................         331,770
                                                                           -----------

            Total investments ........................................      80,069,683

   Accounts receivable ...............................................           2,602
                                                                           -----------

            Total assets .............................................      80,072,285

ACCOUNTS PAYABLE .....................................................             148
                                                                           -----------

CONTRACT OWNERS' EQUITY ..............................................     $80,072,137
                                                                           ===========

                                                                                                           PERIOD
Contract owners' equity represented by:                      UNITS         UNIT VALUE                      RETURN*
                                                           --------        ----------                     --------

   Contracts in accumulation phase:

      Van Kampen LIT - Asset Allocation Fund:
         Tax qualified ............................          245,782        34.143472     $ 8,391,851         0%
         Non-tax qualified ........................          434,983        34.143472      14,851,830         0%

      Van Kampen LIT - Domestic Income Fund:
         Tax qualified ............................           51,028        18.764203         957,500         0%
         Non-tax qualified ........................          126,590        18.764203       2,375,360         0%

      Van Kampen LIT - Emerging Growth Fund:
         Tax qualified ............................           70,981        48.383859       3,434,335        11%
         Non-tax qualified ........................          127,703        48.383859       6,178,764        11%

      Van Kampen LIT - Enterprise Fund:
         Tax qualified ............................          184,451        66.308014      12,230,579         6%
         Non-tax qualified ........................          384,910        66.308014      25,522,618         6%

      Van Kampen LIT - Global Equity Fund:
         Tax qualified ............................           19,469        19.617035         381,924        (6)%
         Non-tax qualified ........................           25,809        19.617035         506,296        (6)%

      Van Kampen LIT - Government Fund:
         Tax qualified ............................           33,302        17.129201         570,437         4%
         Non-tax qualified ........................          131,960        17.129201       2,260,369         4%

      Van Kampen LIT - Money Market Fund:
         Tax qualified ............................           31,540        16.102897         507,885         2%
         Non-tax qualified ........................           90,439        16.102897       1,456,330         2%

      Van Kampen LIT - Morgan Stanley
      Real Estate Securities Portfolio:
         Tax qualified ............................            5,668        16.908684          95,838        14%
         Non-tax qualified ........................           13,954        16.908684         235,944        14%
                                                            ========        =========

   Reserves for annuity contracts in payout phase:
         Tax qualified ............................                                             1,904
         Non-tax qualified ........................                                           112,373
                                                                                         ------------
                                                                                         $ 80,072,137
                                                                                         ============


* The period return does not include contract charges satisfied by surrendering units.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY
----------------------------------
STATEMENTS OF OPERATIONS
----------------------------------
SIX MONTH PERIODS ENDED JUNE 30,2000 AND 1999
(UNDERLYING MUTUAL FUNDS OF VAN KAMPEN LIT)
(UNAUDITED)

                                                                    TOTAL                        ASSET ALLOCATION FUND
                                                        ------------------------------        ----------------------------
                                                            2000               1999              2000               1999
                                                        ------------        ----------        ----------        ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................     $  1,585,965         1,917,366           938,199           992,341
  Mortality, expense and administration
    charges (note 2) ..............................         (544,956)         (594,275)         (158,668)         (192,677)
                                                        ------------        ----------        ----------        ----------
    Net investment activity .......................        1,041,009         1,323,091           779,531           799,664
                                                        ------------        ----------        ----------        ----------

  Proceeds from mutual fund shares sold ...........       21,000,387        20,636,637         3,229,540         4,546,783
  Cost of mutual fund shares sold .................      (16,862,673)      (16,871,588)       (3,395,682)       (3,640,667)
                                                        ------------        ----------        ----------        ----------
    Realized gain (loss) on investments ...........        4,137,714         3,765,049          (166,142)          906,116
  Change in unrealized gain (loss) on investments .       (7,596,593)       (7,628,758)       (2,459,959)       (4,418,229)
                                                        ------------        ----------        ----------        ----------
    Net gain (loss) on investments ................       (3,458,879)       (3,863,709)       (2,626,101)       (3,512,113)
                                                        ------------        ----------        ----------        ----------
  Reinvested capital gains ........................        5,704,420         5,717,165         1,945,317         2,990,224
                                                        ------------        ----------        ----------        ----------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........        3,286,550         3,176,547            98,747           277,775
                                                        ------------        ----------        ----------        ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................          699,640           606,908            79,774           155,331
  Transfers between funds .........................                -                 -           417,062        (1,066,142)
  Redemptions .....................................       (9,748,264)      (12,341,754)       (2,785,657)       (3,075,872)
  Annuity benefits ................................          (13,581)          (13,081)           (4,812)           (4,826)
  Annual contract maintenance charge (note 2) .....          (27,867)          (33,557)          (10,520)          (13,087)
  Contingent deferred sales charges (note 2) ......           (6,240)          (17,966)           (2,444)           (7,723)
  Adjustments to maintain reserves ................            2,913               234               637               123
                                                        ------------        ----------        ----------        ----------
       Net equity transactions ....................       (9,093,399)      (11,799,216)       (2,305,960)       (4,012,196)
                                                        ------------        ----------        ----------        ----------

Net change in contract owners' equity .............       (5,806,849)       (8,622,669)       (2,207,213)       (3,734,421)
Contract owners' equity beginning of period .......       85,878,986        95,228,123        25,468,496        31,656,055
                                                        ------------        ----------        ----------        ----------
Contract owners' equity end of period .............     $ 80,072,137        86,605,454        23,261,283        27,921,634
                                                        ============        ==========        ==========        ==========

                                                              DOMESTIC INCOME FUND                  EMERGING GROWTH FUND
                                                           ---------------------------         ---------------------------
                                                             2000              1999               2000             1999
                                                           ---------         ---------         ---------         ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................          288,470           429,732                 -                 -
  Mortality, expense and administration
    charges (note 2) ..............................          (22,902)          (40,522)          (63,212)          (30,052)
                                                           ---------         ---------         ---------         ---------
    Net investment activity .......................          265,568           389,210           (63,212)          (30,052)
                                                           ---------         ---------         ---------         ---------

  Proceeds from mutual fund shares sold ...........          749,464         1,366,647         3,388,023           599,675
  Cost of mutual fund shares sold .................         (834,523)       (1,342,355)       (1,005,242)         (318,545)
                                                           ---------         ---------         ---------         ---------
    Realized gain (loss) on investments ...........          (85,059)           24,292         2,382,781           281,130
  Change in unrealized gain (loss) on investments .         (190,417)         (643,784)       (1,418,742)          660,430
                                                           ---------         ---------         ---------         ---------
    Net gain (loss) on investments ................         (275,476)         (619,492)          964,039           941,560
                                                           ---------         ---------         ---------         ---------
  Reinvested capital gains ........................                -                 -            28,081                 -
                                                           ---------         ---------         ---------         ---------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........           (9,908)         (230,282)          928,908           911,508
                                                           ---------         ---------         ---------         ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................            9,086            28,173           140,252            90,305
  Transfers between funds .........................           13,347            44,751         1,311,432           728,216
  Redemptions .....................................         (617,757)         (886,510)         (658,807)         (186,707)
  Annuity benefits ................................           (1,218)           (1,273)                -                 -
  Annual contract maintenance charge (note 2) .....           (1,730)           (2,751)           (2,361)           (1,876)
  Contingent deferred sales charges (note 2) ......             (992)           (2,135)             (636)             (994)
  Adjustments to maintain reserves ................               57              (151)              265                53
                                                           ---------         ---------         ---------         ---------
       Net equity transactions ....................         (599,207)         (819,896)          790,145           628,997
                                                           ---------         ---------         ---------         ---------

Net change in contract owners' equity .............         (609,115)       (1,050,178)        1,719,053         1,540,505
Contract owners' equity beginning of period .......        3,953,218         6,707,663         7,894,047         4,115,804
                                                           ---------         ---------         ---------         ---------
Contract owners' equity end of period .............        3,344,103         5,657,485         9,613,100         5,656,309
                                                           =========         =========         =========         =========

NATIONWIDE VARIABLE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
----------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
----------------------------------
SIX MONTH PERIODS ENDED JUNE 30,2000 AND 1999
(UNDERLYING MUTUAL FUNDS OF VAN KAMPEN LIT)
(UNAUDITED)

                                                                 ENTERPRISE FUND                     GLOBAL EQUITY FUND
                                                        ------------------------------           -------------------------
                                                            2000               1999               2000              1999
                                                        ------------        ----------           -------           -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................     $     66,097           115,759             2,137             2,343
  Mortality, expense and administration
    charges (note 2) ..............................         (246,992)         (251,705)           (9,782)           (5,414)
                                                        ------------        ----------           -------           -------
    Net investment activity .......................         (180,895)         (135,946)           (7,645)           (3,071)
                                                        ------------        ----------           -------           -------

  Proceeds from mutual fund shares sold ...........        5,071,962         7,760,058           873,434           135,136
  Cost of mutual fund shares sold .................       (3,264,605)       (5,219,605)         (660,274)         (130,078)
                                                        ------------        ----------           -------           -------
    Realized gain (loss) on investments ...........        1,807,357         2,540,453           213,160             5,058
  Change in unrealized gain (loss) on investments .       (3,243,411)       (2,960,494)         (260,534)           83,268
                                                        ------------        ----------           -------           -------
    Net gain (loss) on investments ................       (1,436,054)         (420,041)          (47,374)           88,326
                                                        ------------        ----------           -------           -------
  Reinvested capital gains ........................        3,730,163         2,726,941               859                 -
                                                        ------------        ----------           -------           -------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........        2,113,214         2,170,954           (54,160)           85,255
                                                        ------------        ----------           -------           -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................          309,029           275,030            64,300            17,607
  Transfers between funds .........................          615,881        (1,218,296)          115,232           (13,248)
  Redemptions .....................................       (3,773,212)       (4,913,871)         (159,611)          (66,383)
  Annuity benefits ................................           (3,622)           (2,938)                -                 -
  Annual contract maintenance charge (note 2) .....          (10,285)          (11,705)             (412)             (399)
  Contingent deferred sales charges (note 2) ......           (1,814)           (4,551)              (19)             (215)
  Adjustments to maintain reserves ................            1,350               267               300                 2
                                                        ------------        ----------           -------           -------
       Net equity transactions ....................       (2,862,673)       (5,876,064)           19,790           (62,636)
                                                        ------------        ----------           -------           -------

Net change in contract owners' equity .............         (749,459)       (3,705,110)          (34,370)           22,619
Contract owners' equity beginning of period .......       38,544,208        41,283,855           922,581           862,619
                                                        ------------        ----------           -------           -------
Contract owners' equity end of period .............     $ 37,794,749        37,578,745           888,211           885,238
                                                        ============        ==========           =======           =======


                                                                GOVERNMENT FUND                     MONEY MARKET FUND
                                                           ---------------------------         ---------------------------
                                                              2000             1999             2000         1999
                                                           ---------         ---------         ---------         ---------

INVESTMENT ACTIVITY:
  Reinvested dividends ............................          188,772           206,767            88,808           146,808
  Mortality, expense and administration
    charges (note 2) ..............................          (19,777)          (26,956)          (21,632)          (44,560)
                                                           ---------         ---------         ---------         ---------
    Net investment activity .......................          168,995           179,811            67,176           102,248
                                                           ---------         ---------         ---------         ---------

  Proceeds from mutual fund shares sold ...........          789,000           629,977         6,852,026         5,529,793
  Cost of mutual fund shares sold .................         (784,724)         (613,821)       (6,852,026)       (5,529,793)
                                                           ---------         ---------         ---------         ---------
    Realized gain (loss) on investments ...........            4,276            16,156                 -                 -
  Change in unrealized gain (loss) on investments .          (68,431)         (364,744)                -                 -
                                                           ---------         ---------         ---------         ---------
    Net gain (loss) on investments ................          (64,155)         (348,588)                -                 -
                                                           ---------         ---------         ---------         ---------
  Reinvested capital gains ........................                -                 -                 -                 -
                                                           ---------         ---------         ---------         ---------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........          104,840          (168,777)           67,176           102,248
                                                           ---------         ---------         ---------         ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................            8,951            11,658            60,326            23,183
  Transfers between funds .........................         (146,582)          287,464        (2,309,337)        1,249,465
  Redemptions .....................................         (482,570)         (452,922)       (1,248,797)       (2,747,262)
  Annuity benefits ................................           (2,395)           (2,510)           (1,534)           (1,534)
  Annual contract maintenance charge (note 2) .....           (1,406)           (1,781)           (1,048)           (1,852)
  Contingent deferred sales charges (note 2) ......             (292)             (201)              (31)           (2,103)
  Adjustments to maintain reserves ................               68               (46)              239               (13)
                                                           ---------         ---------         ---------         ---------
       Net equity transactions ....................         (624,226)         (158,338)       (3,500,182)       (1,480,116)
                                                           ---------         ---------         ---------         ---------

Net change in contract owners' equity .............         (519,386)         (327,115)       (3,433,006)       (1,377,868)
Contract owners' equity beginning of period .......        3,374,279         4,183,233         5,417,031         6,020,585
                                                           ---------         ---------         ---------         ---------
Contract owners' equity end of period .............        2,854,893         3,856,118         1,984,025         4,642,717
                                                           =========         =========         =========         =========

                                                                     (continued)

NATIONWIDE VARIABLE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
-------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
-------------------------------------
SIX MONTH PERIODS ENDED JUNE 30,2000 AND 1999
(UNDERLYING MUTUAL FUNDS OF VAN KAMPEN LIT)
(UNAUDITED)

                                                       MORGAN STANLEY REAL ESTATE
                                                           SECURITIES PORTFOLIO
                                                        ------------------------
                                                           2000           1999
                                                        ---------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................     $  13,482         23,616
  Mortality, expense and administration
    charges (note 2) ..............................        (1,991)        (2,389)
                                                        ---------        -------
    Net investment activity .......................        11,491         21,227
                                                        ---------        -------

  Proceeds from mutual fund shares sold ...........        46,938         68,568
  Cost of mutual fund shares sold .................       (65,597)       (76,724)
                                                        ---------        -------
    Realized gain (loss) on investments ...........       (18,659)        (8,156)
  Change in unrealized gain (loss) on investments .        44,901         14,795
                                                        ---------        -------
    Net gain (loss) on investments ................        26,242          6,639
                                                        ---------        -------
  Reinvested capital gains ........................             -              -
                                                        ---------        -------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........        37,733         27,866
                                                        ---------        -------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................        27,922          5,619
  Transfers between funds .........................       (17,035)       (12,210)
  Redemptions .....................................       (21,853)       (12,226)
  Annuity benefits ................................             -              -
  Annual contract maintenance charge (note 2) .....          (105)          (106)
  Contingent deferred sales charges (note 2) ......           (12)           (43)
  Adjustments to maintain reserves ................            (3)            (1)
                                                        ---------        -------
       Net equity transactions ....................       (11,086)       (18,967)
                                                        ---------        -------

Net change in contract owners' equity .............        26,647          8,899
Contract owners' equity beginning of period .......       305,126        398,309
                                                        ---------        -------
Contract owners' equity end of period .............     $ 331,773        407,208
                                                        =========        =======

See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT-3

                          NOTES TO FINANCIAL STATEMENTS

                             JUNE 30, 2000 AND 1999
                                   (UNAUDITED)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide Variable Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         Contract owners in either the accumulation or the payout phase may invest in the following funds of the Van Kampen Life Investment Trust (Van Kampen LIT):

              Van Kampen LIT - Asset Allocation Fund
              Van Kampen LIT - Domestic Income Fund
              Van Kampen LIT - Emerging Growth Fund
              Van Kampen LIT - Enterprise Fund
              Van Kampen LIT - Global Equity Fund
              Van Kampen LIT - Government Fund
              Van Kampen LIT - Money Market Fund
              Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio

         At June 30, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

                                                                     (Continued)

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                          NATIONWIDE VARIABLE ACCOUNT-3

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2000. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from the contract owner's contract value a contingent deferred sales charge, not to exceed 6% (3% after 36 months) of the lesser of the total of all purchase payments made within 72 months prior to the date of the request for surrender, or the amount surrendered. (For contracts issued in the State of New York, the contingent deferred sales charge will not exceed 7% of purchase payments, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for seven years.) No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $35, dependent upon contract type and issue date (up to $30, dependent upon contract type and issue date, for contracts issued in the State of New York), which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.



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NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220   ---------------
                                                                  Bulk Rate
                                                                 U.S. Postage
                                                                     PAID
                                                                Columbus, Ohio
                                                                Permit No. 521
                                                                ---------------














Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company